PREPAID EXPENSES AND OTHER RECEIVABLES (Details Narrative) - PPL Settlement [Member] - USD ($)	Mar. 31, 2022	Oct. 31, 2016
IfrsStatementLineItems [Line Items]
Supplier amount		$ 120,000
Payable installments	$ 11,250
Prepaid expenses and other receivables	33,750
Prepaid expenses and other receivables current	11,250
Prepaid expenses and other receivables Non-current portion	$ 22,500